SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Home Entertainment – 2.4%
Electronic Arts, Inc.	123	$16,611

Interactive Media & Services – 2.1%
IAC/InterActiveCorp(A)	16	3,372
Twitter, Inc.(A)	175	11,131

		14,503

Total Communication Services - 4.5%		31,114

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.1%
Canada Goose Holdings, Inc.(A)	196	7,678
lululemon athletica, Inc.(A)	23	7,097

		14,775

Auto Parts & Equipment – 1.9%
BorgWarner, Inc.	278	12,905

General Merchandise Stores – 1.6%
Dollar Tree, Inc.(A)	95	10,849

Leisure Facilities – 1.1%
Vail Resorts, Inc.	25	7,369

Restaurants – 3.4%
Chipotle Mexican Grill, Inc., Class A(A)	16	23,114

Specialty Stores – 3.1%
National Vision Holdings, Inc.(A)	174	7,646
Ulta Beauty, Inc.(A)	44	13,483

		21,129

Total Consumer Discretionary - 13.2%		90,141

Consumer Staples
Packaged Foods & Meats – 1.3%
Hershey Foods Corp.	57	8,943

Total Consumer Staples - 1.3%		8,943

Financials
Financial Exchanges & Data – 2.9%
MarketAxess Holdings, Inc.	40	20,111

Regional Banks – 3.7%
First Republic Bank	76	12,752
SVB Financial Group(A)	25	12,524

		25,276

Total Financials - 6.6%		45,387

Health Care
Biotechnology – 2.6%
Genmab A.S. ADR(A)	251	8,226
Seattle Genetics, Inc.(A)	69	9,564

		17,790

Health Care Equipment – 10.9%
Abiomed, Inc.(A)	33	10,646
DexCom, Inc.(A)	49	17,458
Edwards Lifesciences Corp.(A)	114	9,511
Envista Holdings Corp.(A)	225	9,197
Glaukos Corp.(A)	79	6,647
Intuitive Surgical, Inc.(A)	14	10,091
Masimo Corp.(A)	33	7,469
Zimmer Holdings, Inc.	21	3,386

		74,405

Health Care Services – 1.4%
Laboratory Corp. of America Holdings(A)	39	9,860

Health Care Technology – 2.1%
Cerner Corp.	198	14,210

Life Sciences Tools & Services – 3.9%
10x Genomics, Inc., Class A(A)	34	6,242
Agilent Technologies, Inc.	69	8,804
Maravai LifeSciences Holdings, Inc., Class A(A)	70	2,486
TECHNE Corp.	23	8,804

		26,336

Pharmaceuticals – 1.2%
Horizon Therapeutics plc(A)	92	8,474

Total Health Care - 22.1%		151,075

Industrials
Building Products – 4.9%
A. O. Smith Corp.	180	12,141
Trane Technologies plc	53	8,734
Trex Co., Inc.(A)	137	12,564

		33,439

Industrial Machinery – 3.5%
IDEX Corp.	49	10,345
Middleby Corp.(A)	81	13,475

		23,820

Research & Consulting Services – 5.1%
CoStar Group, Inc.(A)	26	21,589
TransUnion	145	13,014

		34,603

Trading Companies & Distributors – 1.9%
Fastenal Co.	266	13,361

Total Industrials - 15.4%		105,223

Information Technology
Application Software – 9.8%
DocuSign, Inc.(A)	84	16,991
Five9, Inc.(A)	64	9,939
Guidewire Software, Inc.(A)	99	10,076
Paycom Software, Inc.(A)	29	10,747
Tyler Technologies, Inc.(A)	26	11,084
Zendesk, Inc.(A)	65	8,574

		67,411

Communications Equipment – 2.1%
Arista Networks, Inc.(A)	47	14,302

Electronic Components – 1.7%
II-VI, Inc.(A)	171	11,708

Electronic Equipment & Instruments – 3.9%
Keysight Technologies, Inc.(A)	95	13,673
Novanta, Inc.(A)	33	4,385
Trimble Navigation Ltd.(A)	109	8,509

		26,567

Internet Services & Infrastructure – 1.9%
Twilio, Inc., Class A(A)	37	12,752

Semiconductor Equipment – 3.4%
Brooks Automation, Inc.	87	7,143
Teradyne, Inc.	136	16,549

		23,692

Semiconductors – 8.0%
Marvell Technology Group Ltd.	240	11,741
Microchip Technology, Inc.	95	14,741

Monolithic Power Systems, Inc.	50	17,558
Universal Display Corp.	46	10,908

		54,948

Systems Software – 2.7%
CrowdStrike Holdings, Inc., Class A(A)	56	10,227
Palo Alto Networks, Inc.(A)	25	8,103

		18,330

Total Information Technology - 33.5%		229,710

Materials
Fertilizers & Agricultural Chemicals – 1.5%
Scotts Miracle-Gro Co. (The)	42	10,191

Specialty Chemicals – 1.4%
RPM International, Inc.	108	9,935

Total Materials - 2.9%		20,126

TOTAL COMMON STOCKS – 99.5%		$681,719

(Cost: $412,673)

SHORT-TERM SECURITIES

Money Market Funds(B) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	2,397	2,397

TOTAL SHORT-TERM SECURITIES – 0.4%		$2,397

(Cost: $2,397)

TOTAL INVESTMENT SECURITIES – 99.9%		$684,116

(Cost: $415,070)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		482

NET ASSETS – 100.0%		$684,598

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$681,719	$—	$—
Short-Term Securities	2,397	—	—
Total	$684,116	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$415,070

Gross unrealized appreciation	272,324
Gross unrealized depreciation	(3,278)

Net unrealized appreciation	$269,046